Fair Value Disclosures - Level 3 Rollforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) (realized and unrealized)	$ 142,300	$ (51,600)	$ (217,000)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) (realized and unrealized)	(12,600)	82,100	(44,500)
Change in unrealized gains/(losses) included in other comprehensive income relating to instruments still held	63,100	33,400	11,000
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	75,904	58,426	52,192
Total gains (losses) (realized and unrealized)	28,556	(4,086)	(11,407)
Purchases	8,778	31,885	69,065
Sales	(34,307)	(37,706)	(28,159)
Settlements	(49)	0	(18,208)
Issuances	0	0	0
Net transfers into (out of) Level 3	8,765	27,385	(5,057)
Ending Balance	87,647	75,904	58,426
Change in unrealized gains/(losses) relating to instruments still held	20,932	(652)	(13,848)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4,434	4,487	0
Total gains (losses) (realized and unrealized)	(83)	456	(2,649)
Purchases	(21)	(513)	(4,322)
Sales	318	0	11,458
Settlements	0	0	0
Issuances	0	0	0
Net transfers into (out of) Level 3	(13)	4	0
Ending Balance	4,635	4,434	4,487
Change in unrealized gains/(losses) relating to instruments still held	83	(81)	1,928
Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	23,146	7,490	9,484
Total gains (losses) (realized and unrealized)	1,565	83	(4,860)
Purchases	11,161	1,607	8,900
Sales	(7,978)	(391)	(13,854)
Settlements	(1,417)	(602)	(379)
Issuances	0	0	0
Net transfers into (out of) Level 3	(14,674)	14,959	8,199
Ending Balance	11,803	23,146	7,490
Change in unrealized gains/(losses) relating to instruments still held	1,724	(270)	(6,176)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	141	340	522
Total gains (losses) (realized and unrealized)	1,205	(268)	(381)
Purchases	(815)	(325)	(457)
Sales	0	394	0
Settlements	(49)	0	(524)
Issuances	0	0	0
Net transfers into (out of) Level 3	0	0	1,180
Ending Balance	482	141	340
Change in unrealized gains/(losses) relating to instruments still held	(139)	27	383
Collateralized debt obligations and collateralized loan obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	17,972	28,788	36,105
Total gains (losses) (realized and unrealized)	8,092	(3,821)	(514)
Purchases	32,618	10,913	49,658
Sales	(27,332)	(14,389)	(38,147)
Settlements	(5,042)	(5,201)	(12,494)
Issuances	0	0	0
Net transfers into (out of) Level 3	5,638	1,682	(5,820)
Ending Balance	31,946	17,972	28,788
Change in unrealized gains/(losses) relating to instruments still held	(4,390)	(17,212)	(2,330)
Residential mortgage backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	21,826	17,740	19,603
Total gains (losses) (realized and unrealized)	(243)	(934)	(1,669)
Purchases	708	7,887	1,954
Sales	(1,183)	(969)	(2,472)
Settlements	(354)	(1,053)	(152)
Issuances	0	0	0
Net transfers into (out of) Level 3	(19,277)	(845)	476
Ending Balance	1,477	21,826	17,740
Change in unrealized gains/(losses) relating to instruments still held	(131)	(599)	(530)
Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2,003	6,110	10,886
Total gains (losses) (realized and unrealized)	(1,694)	(827)	(2,888)
Purchases	2,445	393	206
Sales	(393)	(1,856)	(2,346)
Settlements	(13)	(1,787)	(5,317)
Issuances	0	0	0
Net transfers into (out of) Level 3	(15)	(30)	5,569
Ending Balance	2,333	2,003	6,110
Change in unrealized gains/(losses) relating to instruments still held	(733)	(295)	(2,366)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	35	35	0
Total gains (losses) (realized and unrealized)	0	0	35
Purchases	(35)	0	0
Sales	210	35	0
Settlements	0	0	0
Issuances	0	0	0
Net transfers into (out of) Level 3	0	(35)	0
Ending Balance	210	35	35
Change in unrealized gains/(losses) relating to instruments still held	0	0	35
Other asset backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	79,995	42,563	53,175
Total gains (losses) (realized and unrealized)	5,335	(3,848)	433
Purchases	65,277	69,701	104,097
Sales	(21,727)	(1,638)	(73,335)
Settlements	(45,397)	(43,072)	(51,374)
Issuances	0	0	0
Net transfers into (out of) Level 3	10,041	16,289	9,567
Ending Balance	93,524	79,995	42,563
Change in unrealized gains/(losses) relating to instruments still held	(14,471)	(5,945)	(98)
Loans and other receivables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	134,636	114,080	46,985
Total gains (losses) (realized and unrealized)	6,995	(12,341)	(4,507)
Purchases	58,993	123,485	106,965
Sales	(61,560)	(36,929)	(48,350)
Settlements	(20,442)	(57,455)	(5,788)
Issuances	0	0	0
Net transfers into (out of) Level 3	16,617	3,796	18,775
Ending Balance	135,239	134,636	114,080
Change in unrealized gains/(losses) relating to instruments still held	3,136	(11,153)	(2,321)
Investments at fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	213,946	205,412	396,254
Total gains (losses) (realized and unrealized)	112,012	(31,666)	(183,480)
Purchases	22,957	55,836	11,236
Sales	(47,243)	(167)	(28,749)
Settlements	(9,809)	(17,298)	0
Issuances	0	0	0
Net transfers into (out of) Level 3	(137,490)	1,829	10,151
Ending Balance	154,373	213,946	205,412
Change in unrealized gains/(losses) relating to instruments still held	25,723	(33,514)	(180,629)
Investment in senior secured term loan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	59,455	59,120	73,150
Total gains (losses) (realized and unrealized)	(9,000)	335	(8,139)
Purchases	0	0	1,500
Sales	0	0	0
Settlements	0	0	(7,391)
Issuances	0	0	0
Net transfers into (out of) Level 3	0	0	0
Ending Balance	50,455	59,455	59,120
Change in unrealized gains/(losses) relating to instruments still held	(9,000)	335	(8,139)
Loans to and investments in associated companies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	40,185	0
Total gains (losses) (realized and unrealized)	(9,343)	5,497
Purchases	0	0
Sales	0	0
Settlements	0	0
Issuances	0	0
Net transfers into (out of) Level 3	0	34,688
Ending Balance	30,842	40,185	0
Change in unrealized gains/(losses) relating to instruments still held	(9,343)	5,497
Securities purchased under agreements to resell
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	25,000	0
Total gains (losses) (realized and unrealized)		0	0
Purchases		0	0
Sales		0	0
Settlements		(25,000)	0
Issuances		0	25,000
Net transfers into (out of) Level 3		0	0
Ending Balance		0	25,000
Change in unrealized gains/(losses) relating to instruments still held		0	0
Loans
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	16,635	9,463	6,376
Total gains (losses) (realized and unrealized)	1,826	(520)	(1,382)
Purchases	(8,549)	(6,061)	(2,573)
Sales	5,673	13,851	6,494
Settlements	0	0	0
Issuances	0	0	0
Net transfers into (out of) Level 3	185	(98)	548
Ending Balance	15,770	16,635	9,463
Change in unrealized gains/(losses) relating to instruments still held	(1,825)	360	1,382
Derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	26,017	77,168	21,614
Total gains (losses) (realized and unrealized)	7,246	(40)	(21,452)
Purchases	0	(7,446)	(4,323)
Sales	0	19,376	36,144
Settlements	(1,491)	(2,216)	2,227
Issuances	44,453	0	0
Net transfers into (out of) Level 3	(8,456)	(60,825)	42,958
Ending Balance	67,769	26,017	77,168
Change in unrealized gains/(losses) relating to instruments still held	(7,371)	(1,805)	12,098
Other secured financings
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,543	0
Total gains (losses) (realized and unrealized)	(649)	(2,475)
Purchases	0	0
Sales	0	0
Settlements	0	0
Issuances	25,011	4,018
Net transfers into (out of) Level 3	0	0
Ending Balance	25,905	1,543	0
Change in unrealized gains/(losses) relating to instruments still held	649	2,475
Long-term debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	676,028	480,069	200,745
Total gains (losses) (realized and unrealized)	(22,132)	84,930	(18,662)
Purchases	0	0	0
Sales	0	0	0
Settlements	0	(57,088)	(11,250)
Issuances	169,975	248,718	348,275
Net transfers into (out of) Level 3	57,861	(80,601)	(39,039)
Ending Balance	881,732	676,028	480,069
Change in unrealized gains/(losses) relating to instruments still held	$ 85,260	$ (51,567)	$ 29,656